DERIVATIVE WARRANT LIABILITY (Tables)	12 Months Ended
Oct. 31, 2022
Derivative Warrant Liability
SCHEDULE OF DERIVATIVE WARRANT LIABILITY

The following is a continuity of the Company’s derivative warrant liability:

Balance, January 31, 2020	$-
Issued during the period	953,850
Change in fair value of derivative	536,209
Balance, January 31, 2021	$1,490,059
Change in fair value of derivative	92,918
Balance, October 31, 2021	$1,582,977
Issued during the period	5,535,852
Change in fair value of derivative	(5,740,202)
Derecognition of warrant derivative	(136,047)
Balance, October 31, 2022	$1,242,580